Related Party Balances and Transactions - Summary of Amount Incurred by the Group (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PP Credit Data Service Shanghai Company Limited [Member] | Data Collection Service [Member]
Related Party Transaction [Line Items]
Data collection service expense	¥ 109,666	¥ 84,362	¥ 38,297